Property, Plant and Equipment - Summary of Cost and Accumulated Depreciation of Property Plant and Equipment (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 38,333	$ 288,418
Ending balance	19,943	56,152
Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	514,979	801,221
Additions	5,056	2,993
Disposals	(2,806)	(285,914)
Ending balance	517,229	518,300
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	476,646	512,803
Depreciation expenses	23,446	155,663
Disposals	(2,806)	(206,318)
Ending balance	497,286	462,148
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	31,105	98,820
Ending balance	17,997	39,327
Office Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	211,315	276,935
Additions	5,056	2,993
Disposals	(2,806)	(65,292)
Ending balance	213,565	214,636
Office Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	180,210	178,115
Depreciation expenses	18,164	44,591
Disposals	(2,806)	(47,397)
Ending balance	195,568	175,309
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,938	11,052
Ending balance	57	3,324
Other Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	35,291	36,180
Additions	0	0
Disposals	0	(889)
Ending balance	35,291	35,291
Other Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	33,353	25,128
Depreciation expenses	1,881	7,357
Disposals	0	(518)
Ending balance	35,234	31,967
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,290	178,546
Ending balance	1,889	13,501
Leasehold Improvements | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	268,373	488,106
Additions	0	0
Disposals	0	(219,733)
Ending balance	268,373	268,373
Leasehold Improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	263,083	309,560
Depreciation expenses	3,401	103,715
Disposals	0	(158,403)
Ending balance	$ 266,484	$ 254,872